Subsequent Events (Details) shares in Millions, $ in Millions	1 Months Ended	3 Months Ended
	Aug. 31, 2016 USD ($) Rate	Mar. 31, 2017 USD ($) Rate shares	Mar. 15, 2017 Rate	Jan. 03, 2017	Dec. 31, 2016 USD ($) Rate	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Long-term debt, gross					$ 6,706	$ 5,972
Subsequent event [member]
Subsequent Event [Line Items]
Spin-offs into new companies				2
Senior notes due 2025 [member] | Senior notes [member] | Subsequent event [member]
Subsequent Event [Line Items]
Proceeds from issuance of long-term debt		$ 900
Debt instrument, interest rate, stated percentage		4.625%
Senior notes due 2027 [member] | Senior notes [member] | Subsequent event [member]
Subsequent Event [Line Items]
Proceeds from issuance of long-term debt		$ 600
Debt instrument, interest rate, stated percentage		4.875%
Senior notes due 2021 [member] | Senior notes [member]
Subsequent Event [Line Items]
Long-term debt, gross					$ 1,500	1,500
Debt instrument, interest rate, stated percentage					5.625%
Senior notes due 2021 [member] | Senior notes [member] | Subsequent event [member]
Subsequent Event [Line Items]
Long-term debt, gross		$ 1,500
Senior secured term loan facility due 2020 [member] | Secured debt [member]
Subsequent Event [Line Items]
Long-term debt, gross					$ 750	4,225
Debt instrument, interest rate, stated percentage					3.50%
Senior secured term loan facility due 2020 [member] | Secured debt [member] | Subsequent event [member]
Subsequent Event [Line Items]
Long-term debt, gross		750
Senior secured term loan facility due 2023 [member] | Secured debt [member]
Subsequent Event [Line Items]
Long-term debt, gross	$ 3,225				$ 3,209	$ 0
Debt instrument, interest rate, stated percentage					3.26%
Basis spread on variable rate debt | Rate	2.50%
Senior secured term loan facility due 2023 [member] | Secured debt [member] | Subsequent event [member]
Subsequent Event [Line Items]
Long-term debt, gross		$ 3,209
Basis spread on variable rate debt | Rate		200.00%
HNA Tourism Group Co.,Ltd. purchase of Hilton common stock from Blackstone Group and Affiliates [Member] | Subsequent event [member]
Subsequent Event [Line Items]
Hilton common stock acquired | shares		82.5
Common stock ownership percentage | Rate		25.00%
The Blackstone Group And Affiliates [member]
Subsequent Event [Line Items]
Common stock ownership percentage | Rate					40.30%
Pre sale to HNA Tourism Group Co., Ltd. [member] | The Blackstone Group And Affiliates [member] | Subsequent event [member]
Subsequent Event [Line Items]
Common stock ownership percentage | Rate			40.00%
Post sale to HNA Tourism Group Co., Ltd. [member] | The Blackstone Group And Affiliates [member] | Subsequent event [member]
Subsequent Event [Line Items]
Common stock ownership percentage | Rate		15.00%